Risk Management (Narrative) (Detail) - USD ($) $ in Millions	3 Months Ended		12 Months Ended
	Mar. 31, 2016	Mar. 31, 2015	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Derivative [Line Items]
Collateral posted for commodity derivative instruments	$ 7.1		$ 16.8	$ 33.6
Price Risk Contracts | Maximum
Derivative [Line Items]
Remaining maturity	36 months		36 months
Percent of contracts expiring in next twelve months	81.00%		84.00%
Commodity contract
Derivative [Line Items]
Gain (Loss) on derivative instruments not designated as hedging	$ 1.2	$ 2.9	$ 18.9	51.2	$ 11.2
Aggregate fair value of commodity derivative instruments			3.3	5.2
Collateral posted for commodity derivative instruments	0.3			1.8
Commodity Contract With Credit Contingent Features
Derivative [Line Items]
Aggregate fair value of commodity derivative instruments	3.8		3.3
NYMEX Derivative Liability
Derivative [Line Items]
Aggregate fair value of commodity derivative instruments	3.1		20.8	36.9
NYMEX Margin Deposit
Derivative [Line Items]
NYMEX margin deposits	$ 9.5		$ 26.7	$ 41.9